FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Debt
The composition of borrowed funds at September 30, 2012 and December 31, 2011 was as follows:

	September 30, 2012			December 31, 2011
	Balance	Weighted average balance	Weighted average rate	Balance	Weighted average balance	Weighted average rate
	(Dollars in Thousands)
Federal funds purchased	$—	$148	0.81%	$—	$252	0.90%
FHLB advances	472	2,520	1.32	482	656	5.83
Line of credit	10	2,223	4.04	810	2,236	4.06
Subordinated notes payable	39,000	39,000	6.99	39,000	39,000	6.12
Junior subordinated notes	10,315	10,315	10.79	10,315	10,315	10.78
	$49,797	$54,206	7.33	$50,607	$52,459	6.94

Short-term borrowings	$482			$810
Long-term borrowings	49,315			49,797
	$49,797			$50,607